REPORTABLE SEGMENTS AND GEOGRAPHICAL INFORMATION	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
REPORTABLE SEGMENTS AND GEOGRAPHICAL INFORMATION
NOTE 15:-	REPORTABLE SEGMENTS AND GEOGRAPHICAL INFORMATION

a.	Reportable segments:

ASC 280, Segment Reporting, establishes standards for reporting information about operating segments. Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and in assessing performance. The Company's chief operating decision maker is its Chief Executive Officer.

	Year ended December 31, 2018
	Customer Engagement (1)	Financial Crime and Compliance	Not allocated	Total

Revenues	$1,156,142	$288,377	$-	$1,444,519

Operating income	$223,078	$109,464	$(134,926)	$197,616

	Year ended December 31, 2017
	Customer Engagement (1)	Financial Crime and Compliance	Not allocated	Total

Revenues	$1,051,350	$280,802	$-	$1,332,152

Operating income	$175,247	$101,774	$(126,950)	$150,071

	Year ended December 31, 2016
	Customer Engagement (1) (2)	Financial Crime and Compliance	Not allocated	Total

Revenues	$754,398	$261,144	$-	$1,015,542

Operating income	$202,893	$89,990	$(158,707)	$134,176

(1)	Includes the results of companies which were acquired in 2018 and 2017 and are being integrated within the Customer Engagement segment.

(2)	Includes the results of a certain operation (formerly part of the Security Solutions segment), which was retained and integrated within the Customer Engagement operating segment.

The following table presents property and equipment as of December 31, 2018 and 2017, based on operational segments:

	December 31,
	2018	2017

Customer Engagement	$130,425	$104,981
Financial Crime and Compliance	8,262	9,636
Non-allocated	1,651	3,658

	$140,338	$118,275

b.	Geographical information:

Total revenues from external customers on the basis of the Company's geographical areas are as follows:

	Year ended December 31,
	2018	2017	2016

Americas, principally the US	$1,123,866	$1,035,871	$720,520
EMEA (*)	202,521	186,268	189,223
Israel	4,402	3,693	4,295
Asia Pacific	113,730	106,320	101,504

	$1,444,519	$1,332,152	$1,015,542

The following presents property and equipment as of December 31, 2018 and 2017, based on geographical areas:

	December 31,
	2018	2017

Americas, principally the US	$90,333	$70,404
EMEA (*)	2,947	3,557
Israel	40,076	37,571
Asia Pacific	6,982	6,743

	$140,338	$118,275

(*)	Includes Europe, the Middle East (excluding Israel) and Africa.